Deferred revenue	12 Months Ended
Dec. 31, 2024
Disclosure Of Deferred Revenue [Abstract]
Deferred revenue [Text Block]

22. Deferred revenue

Peru Stream Agreement

For the year ended December 31, 2024, the drawdown rates for the Peru stream agreement for gold and silver were $817 and $14.56 per ounce, respectively (year ended December 31, 2023 - $820 and $15.26 per ounce, respectively).

The following table summarizes changes in deferred revenue:

Balance, January 1, 2023	$469.5
Amortization of deferred revenue
Liability drawdown	(72.4)
Variable consideration adjustments - prior periods	(4.9)
Accretion on streaming arrangements
Current year additions	26.4
Variable consideration adjustments - prior periods	(0.1)
Balance, December 31, 2023	$418.5
Amortization of deferred revenue (note 7a)
Liability drawdown	(74.3)
Variable consideration adjustments - prior periods	3.8
Accretion on streaming arrangements (note 7f)
Current year-to-date additions	24.0
Variable consideration adjustments - prior periods	0.2
Balance, December 31, 2024	$372.2

Consideration from the Company's stream agreement is considered variable. Gold and silver stream revenue can be subject to cumulative adjustments when the number of ounces to be delivered under the contract changes. As a result of changes in the Company's mineral reserve and resource estimate in the first quarter of 2024, the amortization rate by which deferred revenue is drawn down into income was adjusted and, as required, a current period variable adjustment was made for all prior period stream revenues since the stream agreement inception date. This variable consideration adjustment resulted in a decrease in revenue of $3.8 million and an increase of finance expense of $0.2 million for the year ended December 31, 2024 (year ended December 31, 2023 - increase in revenue of $4.9 million and a decrease of finance expense of $0.1 million).

Deferred revenue is reflected in the consolidated balance sheets as follows:

	Dec. 31, 2024	Dec. 31, 2023
Current	$63.1	$87.7
Non-current	309.1	330.8
	$372.2	$418.5